Long-term Payables Other - Summary of Long-term Payables - Other (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other non-current payables [abstract]
Payables related to acquisition of frequency usage rights	₩ 1,939,082	₩ 1,328,630
Other	29,702	18,133
Other non current payables	₩ 1,968,784	₩ 1,346,763